May 24, 2017

THE DREYFUS/LAUREL FUNDS, INC.

- Dreyfus Floating Rate Income Fund

Supplement to Statement of Additional Information dated

August 1, 2016, as revised or amended September 30, 2016, December 30, 2016, February 1, 2017, March 1, 2017, March 31, 2017, April 14, 2017 and May 1, 2017

The following information supplements the portfolio manager information contained in the section of the Statement of Additional Information entitled "Certain Portfolio Manager Information":

The following table lists the number and types of accounts (including the funds) advised by each fund's primary portfolio manager(s) and assets under management in those accounts as of the end of the last fiscal year of the funds they manage. If a portfolio manager is a primary portfolio manager for multiple funds with different fiscal year ends, information is provided as of the most recent last fiscal year end of the relevant funds, unless otherwise indicated.

Primary Portfolio Manager	Registered Investment Companies	Total Assets Managed	Other Pooled Investment Vehicles	Total Assets Managed	Other Accounts	Total Assets Managed
Kevin Cronk[1]	2	$1.57 B	1	$164 M	0	0

1               Because Mr. Cronk became a portfolio manager of Dreyfus Floating Rate Income Fund as of May 23, 2017, his information is as of March 31, 2017.

The following table provides information on accounts managed (included within the table above) by each primary portfolio manager that are subject to performance-based advisory fees.

Primary Portfolio Manager	Type of Account	Number of Accounts Subject to Performance Fees	Total Assets of Accounts
Kevin Cronk	Pooled Investment Account	1	$164 million

The following table lists the dollar range of fund shares beneficially owned by the primary portfolio manager(s) as of the end of the fund's last fiscal year, unless otherwise indicated.

Primary Portfolio Manager	Fund	Dollar Range of Fund Shares Beneficially Owned
Kevin Cronk	Dreyfus Floating Rate Income Fund[1]	None

1                      Because Mr. Cronk became a portfolio manager of Dreyfus Floating Rate Income Fund as of May 23, 2017, his information is as of March 31, 2017.

GRP5-SAISTK-0517A